UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number       811-6474

Dreyfus Growth and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:           10/31

Date of reporting period:         1/31/2015

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Growth And Income Fund, Inc.
January 31, 2015 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Automobiles & Components--.6%
Delphi Automotive	46,633		3,205,086
General Motors	72,798		2,374,671
			5,579,757
Banks--6.4%
Bank of America	678,262		10,275,669
Citigroup	193,727		9,095,483
JPMorgan Chase & Co.	306,254		16,654,093
PNC Financial Services Group	58,814		4,972,136
Regions Financial	318,679		2,772,507
U.S. Bancorp	92,812		3,889,751
Wells Fargo & Co.	197,264		10,241,947
			57,901,586
Capital Goods--8.1%
Cummins	57,990		8,087,285
Danaher	77,316		6,369,292
Honeywell International	207,534		20,288,524
Northrop Grumman	14,704		2,307,793
Owens Corning	103,826		4,158,231
Precision Castparts	28,378		5,678,438
Raytheon	80,090		8,013,005
United Technologies	158,534		18,196,533
			73,099,101
Commercial & Professional Services--.6%
Tyco International	140,181		5,720,787
Consumer Durables & Apparel--2.4%
Michael Kors Holdings	81,398	a	5,762,164
NIKE, Cl. B	67,491		6,226,045
PVH	52,125		5,747,303
Under Armour, Cl. A	51,539	a	3,714,931
			21,450,443
Consumer Services--.8%
Carnival	168,426		7,404,007
Diversified Financials--7.9%
American Express	10,330		833,528
Ameriprise Financial	85,530		10,686,118
Berkshire Hathaway, Cl. B	111,612	a	16,062,083
BlackRock	14,338		4,882,232
Discover Financial Services	53,389		2,903,294
Goldman Sachs Group	53,601		9,241,348
Intercontinental Exchange	29,444		6,057,514
Invesco	78,590		2,886,611
Morgan Stanley	176,203		5,957,423
TD Ameritrade Holding	176,367		5,712,527
Voya Financial	159,022		6,203,448
			71,426,126

Energy--8.9%
Anadarko Petroleum	88,977		7,273,870
EOG Resources	77,916		6,936,861
Kinder Morgan	103,272		4,239,316
Marathon Oil	124,231		3,304,545
Occidental Petroleum	294,651		23,572,080
Phillips 66	121,796		8,564,695
Schlumberger	249,506		20,556,799
Valero Energy	116,805		6,176,648
			80,624,814
Exchange-Traded Funds--.3%
iShares Russell 1000 Value ETF	30,174		3,025,849
Food & Staples Retailing--2.6%
Costco Wholesale	47,617		6,808,755
CVS Health	171,038		16,789,090
			23,597,845
Food, Beverage & Tobacco--5.9%
Coca-Cola Enterprises	247,511		10,420,213
ConAgra Foods	206,478		7,315,515
Molson Coors Brewing, Cl. B	58,875		4,470,379
Mondelez International, Cl. A	143,122		5,043,619
PepsiCo	233,117		21,861,712
Philip Morris International	49,569		3,977,417
			53,088,855
Health Care Equipment & Services--5.3%
Cardinal Health	123,211		10,249,923
McKesson	61,830		13,148,150
Medtronic	43,210		3,085,194
Omnicare	89,062		6,677,869
UnitedHealth Group	143,487		15,245,494
			48,406,630
Household & Personal Products--.6%
Estee Lauder, Cl. A	78,125		5,514,844
Insurance--2.2%
Allstate	67,577		4,716,199
American International Group	68,297		3,337,674
Hartford Financial Services Group	87,622		3,408,496
Marsh & McLennan	97,849		5,261,341
MetLife	70,353		3,271,415
			19,995,125
Materials--3.7%
Dow Chemical	143,450		6,478,202
International Paper	49,152		2,588,344
Martin Marietta Materials	111,965		12,063,109
Potash Corp of Saskatchewan	87,663		3,203,206
Praxair	35,677	b	4,302,289
Vulcan Materials	69,017		4,866,389
			33,501,539
Media--4.6%
AMC Networks, Cl. A	65,734	a	4,384,458
CBS, Cl. B	71,757		3,933,001
Comcast, Cl. A	149,342		7,936,781

Interpublic Group of Companies	338,803		6,755,732
Omnicom Group	100,080		7,285,824
Regal Entertainment Group, Cl. A	103,929		2,199,138
Time Warner	26,049		2,029,999
Twenty-First Century Fox, Cl. A	147,636		4,895,610
Viacom, Cl. B	23,405		1,507,750
Walt Disney	10,115		920,060
			41,848,353
Pharmaceuticals, Biotech & Life Sciences--11.1%
AbbVie	64,096		3,868,194
Actavis	26,946	a	7,182,187
Alexion Pharmaceuticals	29,699	a	5,442,045
Amgen	25,795		3,927,547
Biogen Idec	21,646	a	8,423,757
Bristol-Myers Squibb	67,861		4,089,982
Celgene	80,306	a	9,569,263
Eli Lilly & Co.	49,045		3,531,240
Endo International	16,600	a	1,321,526
Gilead Sciences	113,914	a	11,941,605
Illumina	30,675	a	5,987,453
Merck & Co.	97,170		5,857,408
Perrigo Company	36,656		5,562,181
Pfizer	425,656		13,301,750
Regeneron Pharmaceuticals	9,682	a	4,034,102
Vertex Pharmaceuticals	58,931	a	6,490,660
			100,530,900
Real Estate--.5%
American Tower	42,252	c	4,096,331
Retailing--3.4%
Dollar General	69,725	a	4,675,758
Home Depot	94,437		9,861,111
Kohl's	49,812		2,974,773
Priceline Group	7,467	a	7,537,787
Ulta Salon, Cosmetics & Fragrance	40,515	a	5,345,549
			30,394,978
Semiconductors & Semiconductor Equipment--2.3%
Applied Materials	392,830		8,972,237
Microchip Technology	117,147		5,283,330
Texas Instruments	130,709		6,986,396
			21,241,963
Software & Services--11.8%
Accenture, Cl. A	84,305		7,084,149
Adobe Systems	60,649	a	4,253,314
Akamai Technologies	56,032	a	3,258,541
Cognizant Technology Solutions,
Cl. A	102,316	a	5,538,365
Facebook, Cl. A	172,881	a	13,123,397
Fortinet	147,320	a	4,404,131
Google, Cl. A	16,316	a	8,770,666
Google, Cl. C	16,316	a	8,721,228
Intuit	74,161		6,438,658
LinkedIn, Cl. A	18,947	a	4,258,149

Microsoft	255,976		10,341,430
Oracle	234,661		9,829,949
salesforce.com	120,445	a	6,799,120
ServiceNow	17,230	a	1,256,067
Visa, Cl. A	51,441		13,112,825
			107,189,989
Technology Hardware & Equipment--7.8%
Apple	379,105		44,415,942
Cisco Systems	580,998		15,318,012
EMC	317,924		8,243,769
Hewlett-Packard	69,617		2,515,262
			70,492,985
Telecommunication Services--.6%
Windstream Holdings	696,771	b	5,539,329
Transportation--.6%
Delta Air Lines	25,207		1,192,543
FedEx	27,003		4,566,477
			5,759,020
Utilities--.7%
Exelon	57,914		2,087,221
NextEra Energy	5,844		638,399
NRG Yield, Cl. A	71,298		3,770,238
			6,495,858
Total Common Stocks
(cost $713,985,560)			903,927,014

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,819,518)	6,819,518	[d]	6,819,518
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,788,094)	1,788,094	[d]	1,788,094
Total Investments (cost $722,593,172)	100.6%		912,534,626
Liabilities, Less Cash and Receivables	(.6%)		(5,819,398)
Net Assets	100.0%		906,715,228

ETF--Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2015 , the value of the fund's securities on loan was $5,931,633 and the value of the collateral held by the fund was $6,163,660, consisting of cash collateral of $1,788,094 and U.S. Government &
Agency securities valued at $4,375,566.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At January 31, 2015, net unrealized appreciation on investments was $189,941,454 of which $201,444,174 related to appreciated investment securities and $11,502,720 related to depreciated investment securities. At January 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	11.8
Pharmaceuticals, Biotech & Life Sciences	11.1
Energy	8.9
Capital Goods	8.1
Diversified Financials	7.9
Technology Hardware & Equipment	7.8
Banks	6.4
Food, Beverage & Tobacco	5.9
Health Care Equipment & Services	5.3
Media	4.6
Materials	3.7
Retailing	3.4
Food & Staples Retailing	2.6
Consumer Durables & Apparel	2.4
Semiconductors & Semiconductor Equipment	2.3
Insurance	2.2
Money Market Investments	.9
Consumer Services	.8
Utilities	.7
Automobiles & Components	.6
Commercial & Professional Services	.6
Household & Personal Products	.6
Telecommunication Services	.6
Transportation	.6
Real Estate	.5
Exchange-Traded Funds	.3
100.6

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	891,935,795	-	-	891,935,795
Equity Securities - Foreign Common Stocks+	8,965,370	-	-	8,965,370
Exchange-Traded Funds	3,025,849	-	-	3,025,849
Mutual Funds	8,607,612	-	-	8,607,612
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth and Income Fund, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 24, 2015

By:       /s/James Windels

            James Windels

            Treasurer

Date:    March 24, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)